S000071586 [Member] Expense Example - AB Sustainable Thematic Credit Portfolio	Oct. 31, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	783
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	508
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	$ 1,471